DIVIDENDS - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DIVIDENDS
Percentage of dividends withheld	20.00%
Dividend declared and paid		R 558.2	R 1,610.6
Dividend declared and paid		R 0.6	R 1.75